Leases - Schedule of Cash Flow Information Related to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$ 1,851,577	$ 1,494,644
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	$ 2,756,170	$ 680,773